15A RESTRUCTURING AND STREAMLINING COSTS	9 Months Ended
Sep. 30, 2017
Restructuring And Streamlining Costs
RESTRUCTURING AND STREAMLINING COSTS

During the quarter ended September 30, 2017, the Company streamlined its operations by eliminating redundant positions across its acquired entities, which resulted in a restructuring charge of approximately $85,000 affecting approximately 20 employees. The Company anticipates that streamlining of its operations will result in annual savings of approximately $1.5 million, inclusive of payroll, benefits, office consolidations and other ancillary employee related costs.